OMB APPROVAL
OMB Number: 3235-0578
Expires: March 31, 2019
Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06537

Invesco Trust for Investment Grade New York Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/16

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade
New York Municipals
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-CE-IGNYM-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–167.31%(a)

New York–160.44%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (b)(c)	5.75%	11/15/2017	$1,000	$1,046,490
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (d)	5.00%	12/15/2025	500	548,765
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (b)(c)	6.25%	11/15/2020	2,360	2,772,080
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	3,700	4,034,813
Brookhaven (Town of) Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,085,689
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	8,315	3,901,315
Series 2009, PILOT RB (b)(c)	6.25%	01/15/2020	1,565	1,785,258
Series 2009, RB (b)(c)	6.38%	01/15/2020	1,025	1,173,143
Series 2016 A, PILOT Ref. RB (f)	5.00%	07/15/2042	10,055	10,674,086
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,577,182
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,305,587
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	2,085	2,232,618
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (g)(h)	5.00%	01/01/2035	2,700	2,911,950
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/2032	650	704,931
Series 2012, RB	5.00%	08/01/2042	2,250	2,422,080
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	2,840	3,081,088
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	2,400	2,415,744
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (f)	5.25%	05/01/2028	2,500	2,840,150
Series 2011 A, School Facility RB (f)	5.25%	05/01/2030	2,710	3,013,547
Series 2011 A, School Facility RB (f)	5.25%	05/01/2031	1,000	1,111,130
Series 2015, Ref. RB (f)	5.00%	05/01/2026	5,000	5,898,950
Series 2015, Ref. RB (f)	5.00%	05/01/2027	2,500	2,928,575
Series 2015, Ref. RB (f)	5.00%	05/01/2028	2,500	2,909,275
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,225	3,022,857
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	3,115	3,330,558
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/2047	3,160	3,565,681
Long Island Power Authority; Series 2009 A, Electric System General RB	5.75%	04/01/2039	635	682,161
Series 2009 A, Electric System General RB (b)(c)	6.25%	04/01/2019	1,860	2,064,991
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,486,978
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/2034	500	543,365
Series 2009 B, Dedicated Tax Fund RB (b)(c)	5.25%	11/15/2019	1,535	1,704,725
Series 2012 H, RB	5.00%	11/15/2030	750	839,970
Series 2013 E, RB	5.00%	11/15/2030	2,750	3,100,405
Subseries 2011 B-2, Dedicated Tax Fund RB	5.00%	11/15/2032	1,360	1,523,350
Subseries 2014 D-1, Transportation RB	5.25%	11/15/2044	1,850	2,081,361
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	880	953,559
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,112,830
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/2036	2,030	2,221,835
Series 2013 A, RB	5.00%	07/01/2038	1,000	1,097,380
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (f)	5.00%	11/15/2056	10,095	10,925,617
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	420	417,770
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	152	25,357
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,070,250

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	$2,070	$2,276,400
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	2,250	2,409,232
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	978,580
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	1,250	1,156,275
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (d)(g)	5.75%	12/01/2022	2,000	2,040,980
Series 1997 6, Special Obligation RB (INS-NATL) (d)(g)	5.75%	12/01/2025	2,500	2,546,125
Series 2010, Special Obligation RB	6.00%	12/01/2042	1,930	2,182,637
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (f)(g)	5.00%	11/01/2025	10,000	10,487,700
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/2021	2,445	2,643,314
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/2037	3,700	3,822,359
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (d)	5.00%	01/01/2036	2,860	2,860,658
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	3,000	3,257,730
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	600	660,750
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,000	3,374,790
Series 2014 EE, Ref. Water & Sewer System RB	5.00%	06/15/2045	1,025	1,133,998
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	2,950	3,128,150
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	1,650	1,768,321
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2027	4,500	4,833,765
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2039	2,500	2,662,550
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2028	625	676,000
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2029	500	540,555
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2030	500	537,750
Subseries 2011 D-1, Future Tax Sec. RB (f)	5.00%	11/01/2033	13,500	15,117,030
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	1,135	1,272,380
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	1,880	2,025,794
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (b)(c)	5.00%	10/01/2018	1,550	1,658,237
Series 2008 1A, Ref. RB (b)(c)(f)	5.00%	10/01/2018	2,250	2,407,118
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/2033	2,000	2,267,220
New York (City of); Series 2008, Unlimited Tax GO Bonds (b)(c)	5.50%	11/15/2018	4,050	4,389,552
Subseries 2008 A-1, Unlimited Tax GO Bonds (f)	5.25%	08/15/2027	1,140	1,212,914
Subseries 2008 A-1, Unlimited Tax GO Bonds (f)	5.25%	08/15/2028	1,140	1,212,515
Subseries 2008 G-1, Unlimited Tax GO Bonds (b)(c)	6.25%	12/15/2018	390	429,889
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,955
Subseries 2008 I-1, Unlimited Tax GO Bonds (f)	5.00%	02/01/2026	10,000	10,412,000
Subseries 2008 L-1, Unlimited Tax GO Bonds (f)	5.00%	04/01/2027	10,000	10,466,500
Subseries 2009 I-1, Unlimited Tax GO Bonds (b)(c)	5.25%	04/01/2019	195	212,217
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/2032	3,305	3,555,585
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2045	1,685	1,753,529
New York (Counties of) Tobacco Trust V; Subseries 2005 S-1, Pass Through CAB RB (e)	0.00%	06/01/2038	4,415	1,243,396
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	540	579,463
Series 2012 A, RB	5.00%	07/01/2028	1,000	1,095,670
Series 2012 A, RB	5.00%	07/01/2029	1,000	1,092,730

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2027	$700	$846,839
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2030	1,750	2,144,222
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2031	445	549,308
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS-AGM) (d)	5.75%	11/01/2040	1,255	1,408,800
New York (State of) Dormitory Authority (Cornell University); Series 2010 A, RB	5.00%	07/01/2040	1,000	1,096,210
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	2,150	2,339,243
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (d)	5.25%	07/01/2028	2,065	2,325,913
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (b)(c)	5.00%	07/01/2018	1,415	1,501,527
Series 2011 A, RB	5.13%	07/01/2029	500	565,450
Series 2014, RB	5.00%	07/01/2044	1,000	1,083,210
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (f)	5.00%	03/15/2030	3,000	3,326,790
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,060,581
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (d)	5.00%	07/01/2041	2,715	2,768,295
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (d)	5.50%	07/01/2023	3,750	4,418,025
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (d)	5.00%	02/15/2027	255	256,997
Series 2007 F, RB (b)(c)	5.00%	02/15/2017	2,245	2,264,689
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (d)(g)	5.25%	02/15/2028	1,890	1,996,709
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	2,125	2,284,077
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (b)(c)	5.13%	07/01/2019	1,750	1,911,700
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (b)(c)	6.00%	07/01/2020	500	575,425
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-AMBAC) (d)	5.50%	07/01/2031	2,500	3,094,600
Series 2001 1, RB (INS-BHAC) (d)	5.50%	07/01/2031	1,115	1,359,854
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (b)(c)	5.50%	05/01/2019	1,250	1,371,288
Series 2011 A, RB	5.00%	05/01/2032	500	548,030
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB (h)	5.00%	12/01/2045	1,075	1,132,814
New York (State of) Dormitory Authority (Pace Universiry); Series 2013 A, RB	5.00%	05/01/2025	1,120	1,204,526
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB (b)(c)	5.00%	05/01/2023	25	28,975
Series 2013 A, RB (b)(c)	5.00%	05/01/2023	30	34,770
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,336,878
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	1,085	1,160,483
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, RB (b)(c)	5.13%	07/01/2019	1,000	1,093,470
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,750	1,907,623
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	1,870	2,047,893
New York (State of) Dormitory Authority (Sales Tax); Series 2014 A, State Supported Debt RB	5.00%	03/15/2044	2,460	2,708,854
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (b)(c)	5.75%	10/01/2018	2,500	2,702,325
Series 2011 A, RB	5.00%	10/01/2025	1,195	1,337,623
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	2,780	3,117,853
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	1,500	1,575,300
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 B, RB	5.25%	05/15/2019	2,405	2,542,831
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	2,815	3,147,367

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (The New School); Series 2010, RB (b)(c)	5.50%	07/01/2020	$2,755	$3,122,820
Series 2011, Ref. RB	5.00%	07/01/2031	1,750	1,905,925
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,272,177
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (b)(c)	5.00%	10/01/2019	465	511,649
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (d)	5.00%	10/01/2024	35	37,908
Series 2010 E, General Purpose Personal Income Tax RB	5.00%	02/15/2040	500	541,450
Series 2014 C, Personal Income Tax RB (f)	5.00%	03/15/2041	6,000	6,619,140
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	1,770	1,971,638
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	410	441,853
New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB (b)(c)	5.00%	10/01/2018	1,000	1,070,210
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,498,810
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,000	1,110,410
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (f)	5.00%	12/15/2032	12,500	14,246,250
New York City Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/2030	2,780	2,988,444
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 B, CAB Sub. Lien RB (e)	0.00%	11/15/2048	6,730	1,539,286
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (h)	5.00%	11/15/2044	2,895	2,942,246
Series 2014, Class 3, Ref. Liberty RB (h)	7.25%	11/15/2044	1,085	1,279,139
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	2,125	2,356,625
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (f)	5.00%	09/15/2040	14,445	16,087,541
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	3,215	3,517,435
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	2,785	3,050,188
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,145	2,589,980
New York Local Government Assistance Corp.; Series 1993 C, Ref. RB	5.50%	04/01/2017	960	975,072
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/2039	1,905	2,072,888
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,570	1,749,781
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	796,718
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2025	2,000	2,123,920
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2031	2,055	2,088,455
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)(g)	5.00%	07/01/2046	7,000	7,127,470
Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS-SGI) (d)	5.00%	07/15/2026	1,000	1,003,390
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (g)	5.00%	04/01/2028	1,000	1,093,220
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	725	783,899
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (d)	5.00%	06/15/2023	940	1,089,949
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	475	475,603
Series 1999 B, Civic Facility RB	6.00%	12/01/2019	140	140,375
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	2,435	2,588,381
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (b)(c)	5.13%	07/01/2019	2,250	2,463,322
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2045	1,435	1,471,334
Rockland (County of) Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (e)	0.00%	08/15/2045	8,500	1,104,830
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (f)	5.00%	10/15/2031	7,235	8,441,653

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility RB	5.13%	12/01/2027	$1,000	$1,027,750
Saratoga (County of) Water Authority; Series 2016, Ref. Water System RB	4.00%	09/01/2048	2,750	2,828,265
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (h)	5.38%	01/01/2027	1,550	1,550,109
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/2028	1,000	1,002,280
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	1,035	1,117,614
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,167,113
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB (g)	5.00%	01/01/2035	1,000	1,066,880
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (g)	5.00%	11/01/2036	500	522,340
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2027	1,000	1,040,340
Series 2013 A, RB	5.00%	07/01/2032	750	764,730
Series 2013 A, RB	5.00%	07/01/2038	2,000	2,014,440
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	750	823,793
Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. Sub. CAB RB (e)	0.00%	11/15/2032	2,000	1,092,260
Series 2013 C, RB (f)	5.00%	11/15/2038	7,210	7,970,583
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	2,500	2,740,000
Series 2010 A, RB	5.13%	09/01/2040	985	1,076,536
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2034	2,270	2,165,784
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	1,970	1,830,150
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,077,730
Series 2009 A, Ref. RB	5.00%	07/01/2026	815	877,062
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2045	2,235	2,117,841
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,200	1,242,768
				443,123,878
Guam–5.21%

Guam (Territory of) (Section 30); Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2033	2,000	2,191,200
Series 2009 A, Limited Obligation RB (b)(c)	5.63%	12/01/2019	860	965,032
Series 2009 A, Limited Obligation RB (b)(c)	5.75%	12/01/2019	500	562,895
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (g)	6.25%	10/01/2034	1,500	1,735,950
Series 2013 C, General RB (INS-AGM) (d)(g)	6.00%	10/01/2034	950	1,068,646
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	1,020	1,089,564
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,370	1,425,416
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	3,500	3,698,905
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	435	454,049
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,125	1,183,286
				14,374,943
Virgin Islands–1.66%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	785	846,332
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,880	1,895,284

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	$1,950	$1,840,332
				4,581,948
TOTAL INVESTMENTS(i)–167.31% (Cost $440,967,025)				462,080,769
FLOATING RATE NOTE OBLIGATIONS–(37.20)% Notes with interest and fee rates ranging from 1.08% to 1.27% at 11/30/2016, and contractual maturities of collateral ranging from 11/01/2025 to 11/15/2056 (See Note 1D)(j)				(102,735,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.73)%				(90,384,502)
OTHER ASSETS LESS LIABILITIES–2.62%				7,225,787
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$276,187,054

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGC	—Assured Guaranty Corp.	PILOT	—Payment-in-Lieu-of-Tax
AGM	—Assured Guaranty Municipal Corp.	RB	—Revenue Bonds
AMBAC	—American Municipal Bond Assurance Corp.	Ref.	—Refunding
BHAC	—Berkshire Hathaway Assurance Corp.	Sec.	—Secured
CAB	—Capital Appreciation Bonds	SGI	—Syncora Guarantee, Inc.
GO	—General Obligation	Sr.	—Senior
INS	—Insurer	Sub.	—Subordinated
Jr.	—Junior

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $9,816,258, which represented 3.55% of the Trust’s Net Assets.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(j)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $164,687,154 are held by TOB Trusts and serve as collateral for the $102,735,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Trust for Investment Grade New York Municipals

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Trust for Investment Grade New York Municipals

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $88,669,957 and $67,279,780, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,713,779
Aggregate unrealized (depreciation) of investment securities	(4,505,477)
Net unrealized appreciation of investment securities	$20,208,302
Cost of investments for tax purposes is $441,872,467.

Invesco Trust for Investment Grade New York Municipals

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Trust for Investment Grade New York Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.